SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS - Payables (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Trade and other payable
Borrowings	$ (76,785,857)	$ (63,721,735)	$ (66,477,209)
Amounts payable to related parties	(29,833,257)	(32,125,480)	(28,240,277)
Parent company
Trade and other payable
Trade payables	(193,718)	(2,210,308)	(1,568,036)
Parents companies and related parties to Parents
Trade and other payable
Loans payables	(9,578,921)	(12,389,521)	(17,757,907)
Key management personnel
Trade and other payable
Salaries, social security benefits and other benefits	(2,338,727)	(2,084,088)	(2,312,253)
Shareholders and other related parties
Trade and other payable
Trade payables	(52,864)	(1,031,710)	(1,796,932)
Joint ventures
Trade and other payable
Trade payables	$ (17,669,027)	$ (14,409,853)	$ (4,805,149)